Earnings per share - Computation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 66.6	€ 57.6	€ 144.0	€ 147.4
Weighted average Ordinary Shares and shares issuable solely after the passage of time in millions	139.9	147.7	140.5	151.5
Basic earnings per share	€ 0.48	€ 0.39	€ 1.02	€ 0.97
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 66.6	€ 57.6	€ 144.0	€ 147.4
Weighted average Ordinary Shares, shares issuable solely after the passage of time and potential ordinary shares in millions	140.3	147.9	141.0	151.8
Diluted earnings per share	€ 0.47	€ 0.39	€ 1.02	€ 0.97